Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 139	¥ 973		¥ 743
Less: Allowance for credit losses	(4)	(28)	$ (1)	(10)	¥ (9)
Accounts receivable, net	$ 135	¥ 945		¥ 733